Risk management - Market, structural and liquidity risk (Details) € in Millions		12 Months Ended
	Dec. 15, 2022	Dec. 31, 2022 EUR (€) remuneration_component scenario	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets		€ 1,734,659.0	€ 1,595,835.0	€ 1,508,250.0
Market risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk management, VaR calculation, time frame		2 years
Increase (decrease) in fair value of financial liability		€ (0.7)
VaR confidence level, percent		99.00%
VaE confidence level, percent		99.00%
Increase in interest rate	0.0050
VaR		€ 11.6	12.3	8.3
Assets		1,734,659.0
Market risk | Weighted average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) in fair value of financial liability		3.6
VaR		€ 14.1	10.5	12.5
Market risk | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk management, VaR calculation, time frame		520 days
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR		€ 9.9	9.1	5.4
Interest rate risk | NII risk concentration | United States
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in profit due to reasonably possible increase in designated risk component		151.0
Interest rate risk | NII risk concentration | Brazil
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in profit due to reasonably possible increase in designated risk component		169.0
Interest rate risk | NII risk concentration | Chile
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in profit due to reasonably possible increase in designated risk component		72.0
Interest rate risk | NII risk concentration | Euro | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in profit due to reasonably possible increase in designated risk component		1,009.0
Interest rate risk | NII risk concentration | Pound sterling | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in profit due to reasonably possible increase in designated risk component		191.0
Interest rate risk | NII risk concentration | US dollar | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in profit due to reasonably possible increase in designated risk component		51.0
Interest rate risk | NII risk concentration | Polish zloty | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in profit due to reasonably possible increase in designated risk component		64.0
Interest rate risk | EVE risk concentration | United States
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in profit due to reasonably possible increase in designated risk component		763.0
Interest rate risk | EVE risk concentration | Brazil
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in profit due to reasonably possible increase in designated risk component		386.0
Interest rate risk | EVE risk concentration | Chile
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in profit due to reasonably possible increase in designated risk component		309.0
Interest rate risk | EVE risk concentration | Euro | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in profit due to reasonably possible increase in designated risk component		2,820.0
Interest rate risk | EVE risk concentration | Pound sterling | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in profit due to reasonably possible increase in designated risk component		440.0
Interest rate risk | EVE risk concentration | US dollar | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in profit due to reasonably possible increase in designated risk component		11.0
Interest rate risk | EVE risk concentration | Polish zloty | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in profit due to reasonably possible increase in designated risk component		91.0
Interest rate risk | Weighted average
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR		€ 12.6	9.6	9.2
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Core capital ratio for foreign exchange rate risk		100.00%
VaR		€ 3.6	5.7	6.0
Currency risk | Weighted average
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR		4.8	4.2	5.9
Equities
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR		€ 5.5	5.1	3.1
Equities | Equity instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR confidence level, percent		99.00%
Time frame, historical simulation		1 day
VaR		€ 195.0	309.0	319.0
Equities | Weighted average
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR		€ 4.2	€ 3.5	€ 4.4
Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of standard scenarios defined | scenario		4
Percent of total assets encumbered		22.10%	26.10%
Total assets encumbered		€ 1,868,400.0
Liquidity risk | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of categories of encumbered assets | remuneration_component		2
Assets, collateral received and own debt securities issued other than covered bonds and ABSs encumbered		€ 413,200.0
Matching liabilities, contingent liabilities or securities lent		313,200.0
Liquidity risk | Of which property collateral | On-balance-sheet assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets		€ 308,900.0
Percent of total assets encumbered		64.00%
Liquidity risk | Of which property collateral | Off-balance-sheet assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Guarantees received committed		€ 104,300.0